INVENTORY	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORY

NOTE 4 – INVENTORY

Inventories by major classification were comprised of the following at:

	September 30, 2022	December 31, 2021
Inventory	$849,053	$783,296
Less reserve	(321,104)	(321,104)
Total	$527,949	$462,192

Our Inventory is pledged to Nations Interbanc, our line of credit.

NOTE 4 – INVENTORY

Inventories by major classification were comprised of the following at:

	December 31, 2021	December 31, 2020
Inventory	$783,296	$807,820
Less reserve for uncollectable accounts	(321,104)	(250,000)
Total	$462,192	$557,820

Our Inventory is pledged to Nations Interbanc, our line of credit. As of December 31, 2021 inventory consisted of $78,629 of finished goods, $2,425 of WIP and $381,138 of raw materials.